FORM N-23c-3

NOTIFICATION OF REPURCHASE OFFER

PURSUANT TO RULE 23c-3

1.	Investment Company Act File Number: 811-23309 Date of Notification: March 18, 2022
2.	Exact name of Investment Company as specified in registration statement: BLUEBAY DESTRA INTERNATIONAL EVENT-DRIVEN CREDIT FUND
3.	Address of principal executive office: 443 N. Willson Ave. Bozeman, MT 59715
4.	Check one of the following:
A.	☒ The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.
B.	☐ The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.
C.	☐ The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.
By:	/s/ Robert A. Watson
Robert A. Watson
Principal Executive Officer

BLUEBAY DESTRA INTERNATIONAL EVENT-DRIVEN CREDIT FUND (the “Fund”) — Repurchase Offer Notice

This notice is to inform you of the dates for your Fund’s current repurchase offer. If you are not interested in selling your shares at this time, please disregard this notice.

March 18, 2022

Dear Shareholder:

We extend this repurchase offer to provide liquidity to shareholders because shares of this closed-end interval fund are not redeemable daily for cash and are not traded on a stock exchange. You can sell Fund shares only during one of the Fund’s scheduled quarterly repurchase offer periods, so we would like to make you aware of the deadlines and procedures should you wish to do so. Note that early withdrawal of shares from the Fund may be a taxable event; consult your financial advisor or tax advisor for more information. Please remember that you are not obligated to do anything with your shares at this time.

This repurchase offer period begins on March 18, 2022 and ends (unless extended) on the repurchase request deadline at the close of the New York Stock Exchange (normally the Exchange closes at 4:00 p.m., Eastern Time, but it may close earlier on certain days) on April 22, 2022. Shares accepted for repurchase will be purchased at a price equal to the respective net asset value of such shares on the repurchase pricing date, which is described further in the enclosed Repurchase Offer Terms. For informational purposes, on March 11, 2022, the net asset values per share of the Fund’s outstanding shares were $22.97, $22.96, $22.93 and $22.87, for Class I, Class A, Class L and Class T, respectively.

If you intend to sell your shares during this repurchase offer period, please read the enclosed documents.

You should also consider the following:

■

Determine if your account is held with your financial advisor or directly with Destra Capital Investments LLC (“DCI”). If you are unsure if your account is held directly with DCI or with your financial advisor, please review your most recent account statement.

•

If your statement is from your financial advisor, you must contact your financial advisor for assistance because there may be different requirements for making a repurchase request during the repurchase offer period.

	•	If your statement is from DCI, you may either contact your financial advisor or you can contact a Client Services representative at 844-9DESTRA (933-7872).
■	If you wish to sell any of your Fund shares during this repurchase offer period, all requests must be received in good order prior to the close of the New York Stock Exchange on April 22, 2022.

Please refer to the Fund’s Prospectus and the enclosed Repurchase Offer Terms and Repurchase Request Form if you have any questions or contact a Client Services representative at 844-9DESTRA (933-7872). The enclosed documents apply to the current repurchase offer period. New documents will be mailed to you in connection with any subsequent quarterly repurchase offers.

Sincerely,

BlueBay Destra International Event-Driven Credit Fund

BlueBay Destra International Event-Driven Credit Fund Repurchase Offer Terms

1.       The Offer.    BlueBay Destra International Event-Driven Credit Fund (the “Fund”) is offering to repurchase for cash up to 5 percent (5٪) of the aggregate of its issued and outstanding shares (“Shares”) of beneficial interest (such amount, the “Repurchase Offer Amount”) on the repurchase request deadline (described below) at a price equal to the respective net asset value (“NAV” or “Net Asset Value”) as of the close of the New York Stock Exchange on the repurchase pricing date (described below). The Offer is being made upon the terms and conditions set forth in this Repurchase Offer Terms, the BlueBay Destra International Event-Driven Credit Fund - Shareholder Repurchase Offer Notice (the “Repurchase Offer Notice”), the Fund’s Prospectus, and the related Repurchase Request Form. Together those documents constitute the “Offer.” The Offer is not conditioned upon the tender for repurchase of any minimum number of Shares. The purpose of the Offer is to provide liquidity to shareholders since the Fund is unaware of any secondary market that exists for the Shares. The Fund currently does not charge a processing fee for handling repurchase requests. However, if your Shares are held for you by your broker-dealer, or for your retirement plan by your retirement plan trustee or otherwise by a nominee, such person may charge a transaction fee for submitting a repurchase request for you.

2.      Net Asset Value.    The Net Asset Values of the Fund’s Shares on March 11, 2022 were $22.97, $22.96, $22.93 and $22.87, for Class I, Class A, Class L and Class T, respectively. You must determine whether to tender Shares prior to the repurchase request deadline, but the Net Asset Values at which the Fund will repurchase Shares will not be calculated until the repurchase pricing date. The Net Asset Values may fluctuate between the date you submit your repurchase request and the repurchase request deadline (and the repurchase pricing date, if different.) The Net Asset Values on the repurchase request deadline and the repurchase pricing date could be higher or lower than on the date you submit a repurchase request. Please call a Client Services representative at 844-9DESTRA (933-7872) for current NAV information. The shares of the Fund are not traded on any organized market or stock exchange.

3.      Repurchase Request Offer Period and Repurchase Request Deadline.    This quarter’s Offer begins on March 18, 2022. All tenders of Shares for repurchase must be received in proper form by the Fund’s transfer agent, UMB Fund Services Inc. (“UMBFS”) or the broker-dealer or other intermediary through which you hold your Shares, between March 18, 2022 and before the close of the New York Stock Exchange (normally the New York Stock Exchange closes at 4:00 p.m., Eastern Time, but it may close earlier on certain days) on April 22, 2022 (the “Repurchase Request Deadline”). The Repurchase Request Deadline will be strictly observed.

4.      Repurchase Pricing Date.    The NAV used to calculate the repurchase price will be determined on April 22, 2022 (the “Repurchase Pricing Date”). This may be higher or lower than the NAV on the date on which you return your Repurchase Request Form.

5.      Payment for Shares Repurchased.    Payment for all Shares repurchased pursuant to this Offer will be made not later than seven calendar days after the Repurchase Pricing Date.

6.      Withdrawal Charges.    The Fund does not currently charge any contingent deferred sales charges or any special handling or processing fees for repurchases of Shares. Your financial advisor or broker may charge a transaction fee in connection with submitting a repurchase request. Please check the Fund’s Prospectus and consult your financial advisor.

7.      Increase in Number of Shares Repurchased; Pro Rata Repurchase.    If shareholders tender for repurchase more than the Shares that the Fund is offering to repurchase, the Fund may, but is not required to, increase the number of Shares that the Fund is offering to repurchase by up to 2.00% of the number of Shares outstanding on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender Shares in an amount exceeding the Repurchase Offer Amount plus 2.00% of the outstanding Shares on the Repurchase Request Deadline, the Fund will repurchase the Shares on a pro rata basis. However, the Fund may accept all Shares tendered for repurchase by shareholders who own less than one hundred Shares and who tender all of their Shares, before prorating other amounts tendered. There can be no assurance that the Fund will be able to repurchase all of the Shares that you tender even if you tender all the Shares that you own. In the event of an oversubscribed Offer, you may be unable to liquidate some or all of your investment at Net Asset Value. You may have to wait until a subsequent quarterly repurchase offer to tender Shares that the Fund was unable to repurchase, and you would be subject to the risk of Net Asset Value fluctuations during that time.

8.      Withdrawal or Modification of Number of Shares to be Repurchased.    Shares submitted pursuant to the Offer may be withdrawn or you may change the number of Shares submitted for repurchase at any time prior to the close of the New York Stock Exchange (normally the New York Stock Exchange closes at 4:00 p.m., Eastern Time, but it may close earlier on certain days) on the Repurchase Request Deadline. If your Shares are held for you by your broker-dealer, or for your retirement plan by your retirement plan trustee or otherwise by a nominee, please consult such person if you wish to modify or withdraw a repurchase request. Shares properly withdrawn shall not thereafter be deemed to be tendered for purposes of the Offer. However, withdrawn Shares may be retendered by following the procedures described herein prior to the Repurchase Request Deadline. For further information regarding modifications or withdrawals of tenders, you may call a Client Services representative at 844-9DESTRA (933-7872) or contact your financial advisor.

9.      Suspension or Postponement of Repurchase Offer.    The Board of Trustees of the Fund may suspend or postpone the Offer only:

(a)     if making or effecting the Offer would cause the Fund to lose its status as a regulated investment company under the Internal Revenue Code of 1986, as amended;

(b)    for any period during which the New York Stock Exchange or any market on which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted;

(c)     for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or

(d)    for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.

If the Offer is suspended or postponed, the Fund will provide notice of the suspension or postponement to each shareholder of the Fund. If the Fund renews the Offer, the Fund will send a new notification to each shareholder with details concerning the terms and conditions of the renewed Offer.

10.    Tax Consequences.    You should review the tax information in the Fund’s prospectus and statement of additional information, which describes the tax consequences of investing in the Fund and of participating in the repurchase. You should consult your tax advisor regarding the tax consequences applicable to you from participating in the repurchase. Participating in the repurchase could involve federal, state and local tax consequences. Federal tax withholding could apply to the repurchase in certain circumstances, including situations where the tendering shareholder has not submitted a valid Form W-9 (for United States persons including resident alien individuals) or Form W-8 (for non-U.S. shareholders) to the Fund.

11.    No Redemption Fee.    No redemption fees will apply if you sell your Shares pursuant to the Fund’s quarterly repurchase program.

12.    Documents in Proper Form.    All questions as to validity, form, eligibility (including time and receipt) and acceptance of tenders of shares will be determined by the Fund in its sole discretion. The determination by the Fund shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any shares if, in the opinion of Fund’s counsel, accepting, purchasing or paying for such shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any tender of shares, whether generally or with respect to any particular Shares or shareholders. The Fund’s interpretations of the terms and conditions of this offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of shares must be corrected within such times as the Fund shall, in its absolute discretion, decide. Tenders of shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering Shares. Each shareholder must make an independent decision whether to tender Shares and, if so, how many Shares to tender. No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender Shares pursuant to this Offer. No person has been authorized to give any information or to make any representations in connection with the Offer other than those contained herein, in the Repurchase Offer Notice, in the Repurchase Request Form or in the Fund’s Prospectus.

For a copy of the Fund’s Prospectus or for other information, visit the Fund’s “Prospectus” page at www.destracapital.com, call a Client Services representative at 844-9DESTRA (933-7872), or contact your financial advisor.

BLUEBAY DESTRA INTERNATIONAL EVENT-DRIVEN CREDIT FUND

REPURCHASE OFFER REQUEST FORM

Repurchase Request Deadline: April 22, 2022	Repurchase Pricing Date: April 22, 2022

PARTS 1, 2, 3, 4, 5 AND 6 MUST BE COMPLETED AND RECEIVED BY 3:00 P.M., CENTRAL TIME, ON APRIL 22, 2022 FOR THE REPURCHASE REQUEST TO BE IN GOOD ORDER FOR PROCESSING.

PLEASE FAX OR MAIL TO:

BlueBay Destra International Event-Driven Credit Fund
c/o UMB Fund Services	FAX: (816) 860-3140
P.O. Box 2175	For Additional Information:
Milwaukee, WI 53201-2175	Phone: (844)-9DESTRA (933-7872)

PART 1 — SHAREHOLDER NAME AND ADDRESS

Fund Account #:
Full Account Registration Line 1:
Full Account Registration Line 2:
Address:
City, State, Zip
Social Security # or Taxpayer Identification #:
Telephone Number:

PART 2 — REQUEST TO REPURCHASE SHARES, PLEASE REPURCHASE THE FOLLOWING:

☐ Class I (CEDIX)

☐ Class A (CEDAX)

☐ Class L (CEDLX)

☐ Class T (CEDTX)

If repurchasing more than one share class, please submit a separate form for each class

☐ All of my Fund shares

-or-

☐ A Portion of my Fund shares

Number of Shares (3 decimals): ________________

PART 3 — PAYMENT

Please Deliver All Proceeds via to the Following:

☐ Deliver All Proceeds via Check to Shareholder Address

☐ Deliver All Proceeds to Bank Account on Record via wire

☐ Deliver All Proceeds to New Bank Instructions (Must complete Part 5)

* If none of the above are checked, or multiple options are checked, payment will default to Check to Shareholder Address.

PART 4 — IRA INVESTORS ONLY

Please indicate the reason for distribution. If none are chosen, the distribution code will be age based. If this is a transfer, please have the receiving Custodian complete a Transfer Form. Fee: A fee of $15.00 will be charged on all accounts where a full redemption is made unless you have already paid the Annual IRA Maintenance Fee. If the fee applies, the amount distributed will be the amount requested, less the fee, unless the fee is paid in advance.

Reason for distribution:	☐ Pre-mature distribution-investor is under 59½.
☐ Normal-investor is over 59½
Roth IRA ☐ Nonqualified ☐ Qualified
Other: __________________________

Withholding Notice and Election (Form W-4P/OMB No. 1545-0074) Dept. of Treasury, Internal Revenue Service

If an election is not completed, IRS regulations require federal income tax to be withheld at a rate of 10% from your withdrawal. Withholding Election is not necessary for Roth accounts.

NOTICE:    The distributions you receive from your IRA are subject to federal income tax withholding unless you waive withholding. You may waive withholding on your IRA distribution by returning a signed and dated IRS Form W-4P, Withholding Certificate for Pension or Annuity Payments, or substitute Form W-4P to the Custodian. Withholding will apply to the total amount of the distribution, whether taxable or not.

Election:    Unless a previous withholding election is in place, you indicate a different withholding amount below, or you waive withholding by indicating your election below, ten percent will be withheld from your IRA distribution. Check the appropriate box below

☐ I do not want federal income tax withheld from my distribution from this account.

☐ I want federal income tax of 10% withheld from my distribution from this account.

☐ I want federal income tax of _____% (between 10% and 99%) withheld from my distribution from this account.

If you waive withholding on your IRA distribution, or if you do not have enough federal income tax withheld from your IRA distribution, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You are responsible for determining and paying all federal, and if applicable, state and local taxes on distributions from all IRAs you own. If you do not waive withholding or elect an alternative withholding amount, ten percent will be withheld from your nonperiodic IRA distribution. Your election for accounts listed on this form is valid until you revoke it. You may change your withholding election by completing another Form W-4P or substitute. If you are a non-resident alien, you may not use Form W-4P to withhold income tax or to waive withholding.

State Tax Withholding Election

Unless you waive state taxes below, state taxes will also be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states.

☐ I do not want state income tax withheld from my distribution from this account.

Please refer to the list of mandatory state withholding rates included on the Tax Withholding Information Addendum. To obtain a copy of the addendum, please visit the Fund’s website, or contact a shareholder services representative at the number below. You may change your state withholding election on your IRA distribution by submitting the change in writing to the Custodian. Please contact a tax professional regarding the possible tax implications prior to making a redemption request.

PART 5 — NEW BANK INSTRUCTIONS

(Medallion Signature Guarantee Required if this Part is completed)

Bank Name:
ABA Routing Number:
Credit to:
Name(s) on Bank Account:
Bank Account Number:
For Further Credit to:
Name(s) on Account:
Account Number:

PART 6 — SIGNATURE(S)

Signature	Print Name (and Title if applicable)

Signature	Print Name (and Title if applicable)

Signature	Print Name (and Title if applicable)

IF REQUIRED, PLACE MEDALLION SIGNATURE GUARANTEE STAMP BELOW:

A SHAREHOLDER MAY WITHDRAW OR MODIFY ANY REQUEST TO REPURCHASE SHARES AT ANY TIME PRIOR TO 3:00 P.M., CENTRAL TIME, ON APRIL 22, 2022 BUT NOT THEREAFTER.